Recent Accounting Pronouncements	3 Months Ended
Oct. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

12. Recent Accounting Pronouncements

No recent accounting pronouncements or other authoritative guidance have been issued that management considers likely to have a material impact on our condensed consolidated financial statements.